UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of California Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Past 10 years
CA Municipal Income	4.55%	4.93%	5.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in California Municipal Income on February 28, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post positive returns for the 12-month period ending February 28, 2007. Throughout roughly the first four months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates, returning them to a more "neutral level." But in mid-summer 2006, munis rebounded amid hopes that the Fed would pause its rate-hike campaign, which it did by holding rates steady throughout the remainder of the period. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. But most investment-grade bonds rebounded strongly in February, fueled by a confluence of events including a plunge in global equity markets in the final days of the month, mounting problems in the U.S. subprime mortgage industry and remarks from former Fed Chairman Alan Greenspan suggesting the possibility of a coming recession. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.96%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 5.54%.

During the past year, California Municipal Income gained 4.55% and the Lehman Brothers California Enhanced Municipal Bond Index rose 5.17%. The overall California muni market performed a bit better than the national muni market average, helped by stronger investor demand and continued improvement in the creditworthiness of many of the state's issuers. Although the fund's absolute return was helped by owning a fair amount of lower-quality investment-grade securities, we didn't own as much as the index, which acted as a drag on our relative performance. Lower-quality bonds outpaced higher-quality securities, buoyed by strong investor demand for yield-advantaged bonds. Helping to somewhat offset what we lost by emphasizing quality was our overweighting relative to the index in hospital bonds, which were among the better performing lower-quality securities. We also benefited from favorable security selection, especially among high-quality bonds issued by local issuers. In contrast, our underweighting in longer-term bonds throughout much of the past year detracted from our returns relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,025.80	$ 3.21**
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,025.20	$ 3.77
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,021.90	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,021.40	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income
Actual	$ 1,000.00	$ 1,026.70	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 1,026.30	$ 2.71
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%**
Class T	.75%
Class B	1.42%
Class C	1.51%
California Municipal Income	.47%
Institutional Class	.54%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .74% and the expenses paid in the actual and hypothetical examples above would have been $3.72 and $3.71, respectively.

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	35.1
Transportation	10.2	9.9
Special Tax	9.3	8.9
Escrowed/Pre-Refunded	8.7	10.2
Education	7.5	6.4
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	13.7	13.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.2	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 57.9%	AAA 57.4%
AA,A 34.1%	AA,A 33.2%
BBB 4.6%	BBB 4.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 945
0% 8/1/32 (FGIC Insured)	3,760	1,248
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,939
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,525
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,222
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,677
0% 9/1/19 (FSA Insured)	1,285	767
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,334
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,268
5% 8/1/17 (FGIC Insured)	5,000	5,394
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,937
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,203
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,376
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,498
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,197
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,904
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,896
0% 8/1/12 (AMBAC Insured)	2,800	2,287
0% 8/1/17 (AMBAC Insured)	1,000	660
0% 8/1/18 (AMBAC Insured)	2,000	1,262
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	854
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,465
5.5% 5/1/14 (AMBAC Insured)	7,935	8,708
5.5% 5/1/15 (AMBAC Insured)	9,000	9,855
6% 5/1/13	2,320	2,592
6% 5/1/14	7,500	8,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A: - continued
6% 5/1/14 (MBIA Insured)	$ 2,000	$ 2,242
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	11,585	12,479
5.25% 7/1/13	3,000	3,269
Series A:
5% 7/1/15	12,275	13,298
5% 7/1/15 (MBIA Insured)	9,300	10,106
5.25% 1/1/11	7,250	7,673
5.25% 7/1/13 (MBIA Insured)	9,110	9,947
5.25% 7/1/14	3,540	3,891
5.25% 7/1/14 (FGIC Insured)	11,900	13,121
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	365
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	520
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,670
5% 2/1/17	1,000	1,044
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,571
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	797
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,123
5.25% 9/1/26	7,910	9,049
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,053
5.125% 2/1/30	6,000	6,171
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,428
Series O, 5.125% 1/1/31	5,000	5,109
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	655
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,169
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,194
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,029
Series 2005, 5.5% 6/1/28	275	290
4.5% 10/1/36	5,000	5,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,305	$ 1,352
5% 2/1/09	2,760	2,835
5% 2/1/09	1,335	1,371
5% 2/1/10	3,000	3,112
5% 2/1/11	3,000	3,146
5% 12/1/11 (MBIA Insured)	4,000	4,251
5% 11/1/12	4,105	4,333
5% 3/1/13	1,095	1,170
5% 3/1/15	3,000	3,248
5% 12/1/18	1,850	1,929
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,244
5% 2/1/23	1,095	1,159
5% 2/1/26 (AMBAC Insured)	1,500	1,574
5% 6/1/26	4,300	4,577
5% 6/1/27 (AMBAC Insured)	2,800	2,988
5% 6/1/29	5,005	5,317
5% 2/1/31 (MBIA Insured)	2,800	2,943
5% 4/1/31 (AMBAC Insured)	3,000	3,179
5% 6/1/31	2,000	2,122
5% 12/1/31 (MBIA Insured)	3,300	3,501
5% 9/1/33	10,000	10,669
5.125% 11/1/24	2,800	2,991
5.125% 2/1/26	2,800	2,985
5.25% 10/1/09	2,150	2,237
5.25% 2/1/11	5,790	6,124
5.25% 3/1/11	1,405	1,488
5.25% 3/1/12	3,000	3,211
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,512
5.25% 2/1/15 (MBIA Insured)	5,040	5,500
5.25% 2/1/16	7,500	8,140
5.25% 2/1/16 (MBIA Insured)	4,050	4,396
5.25% 10/1/17	260	262
5.25% 11/1/18	3,000	3,259
5.25% 2/1/20	6,805	7,353
5.25% 2/1/22	2,000	2,156
5.25% 11/1/26	1,000	1,077
5.25% 2/1/27 (MBIA Insured)	5,490	5,898
5.25% 4/1/27	3,000	3,233
5.25% 2/1/28	5,085	5,459
5.25% 4/1/29	2,700	2,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 11/1/29	$ 5,000	$ 5,377
5.25% 4/1/30	1,945	2,059
5.25% 2/1/33	8,150	8,685
5.25% 12/1/33	10,500	11,290
5.25% 4/1/34	13,000	13,951
5.375% 4/1/15 (MBIA Insured)	1,500	1,623
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	250	265
5.5% 6/1/10	1,625	1,717
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,264
5.5% 4/1/28	255	283
5.5% 4/1/28 (Pre-Refunded to 4/1/14 @ 100) (e)	5,095	5,698
5.5% 4/1/30	635	703
5.5% 11/1/33	34,870	38,344
5.625% 5/1/20	405	433
5.625% 5/1/26	295	315
5.75% 10/1/10	7,325	7,841
5.75% 12/1/10	2,500	2,684
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,017
6.6% 2/1/09	14,355	15,165
6.6% 2/1/11 (MBIA Insured)	2,150	2,383
6.75% 8/1/10	5,675	6,228
6.75% 8/1/12	1,100	1,261
7% 8/1/09	5,105	5,496
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,641
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,295
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/11	1,750	1,834
5% 11/15/14	1,485	1,590
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,373
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	8,187	4,367
Series 1983 B, 0% 8/1/15	110	48
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,020	1,032
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/32 (AMBAC Insured)	$ 6,295	$ 6,743
Series A, 3.9%, tender 12/1/11 (c)	4,700	4,761
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,089
Series C, 3.9%, tender 12/1/11 (c)	5,000	5,065
5% 10/1/33	7,235	7,684
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,557
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,419
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,313
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,671
5% 6/1/14	2,000	2,152
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,706
5.25% 6/1/30	4,000	4,316
(CA State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,967
5% 11/1/21	2,020	2,174
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,932
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,611
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,394
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,024
Series A:
5.25% 6/1/12	2,485	2,662
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,682
5% 11/1/16 (FGIC Insured)	2,000	2,196
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,155
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	$ 6,100	$ 6,734
5.5% 6/1/17 (MBIA Insured)	4,775	5,307
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,431
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,192
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,341
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,674
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,220
(Various California State Univ. Projs.):
Series B:
5.5% 6/1/19	1,650	1,653
6.4% 12/1/09	3,700	3,969
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,268
Series 2005 H, 5% 6/1/16	5,000	5,388
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,883
Series 2005 K, 5% 11/1/17	5,625	6,063
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
5% 11/1/15 (FSA Insured) (b)	1,900	2,061
5% 11/1/16 (FSA Insured) (b)	1,000	1,090
5% 11/1/17 (FSA Insured) (b)	1,225	1,342
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,877
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,950
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	900	954
5.25% 7/1/13	1,475	1,574
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,998
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)(e)	7,025	7,011
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series I, 3.45%, tender 5/1/11 (c)	$ 2,750	$ 2,711
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	2,032
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,148
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,359
4.3712% 4/1/36 (c)	6,500	6,531
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,003
6% 7/1/09 (Escrowed to Maturity) (e)	890	905
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,771
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,214
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,706
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,329
5.5% 7/1/14 (MBIA Insured)	1,545	1,718
5.5% 7/1/15 (MBIA Insured)	2,685	3,010
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,254
CSUCI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (c)	5,500	5,471
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,148
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,258
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,090
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	890
5% 4/1/11	2,780	2,857
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,880
5.25% 4/1/09	1,600	1,638
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,685
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	9,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,420	$ 2,616
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,204
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	786
0% 10/1/25 (AMBAC Insured)	1,665	749
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	882
0% 8/1/21 (MBIA Insured)	1,000	550
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,422
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,922
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,358
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	752
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,759
0% 8/1/19 (MBIA Insured)	5,365	3,255
0% 8/1/20 (MBIA Insured)	6,425	3,724
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,829
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	649
5% 1/1/35 (MBIA Insured)	24,070	24,770
0% 1/15/27 (a)	4,000	3,719
0% 1/15/27 (MBIA Insured) (a)	4,500	4,421
0% 1/15/29 (a)	4,000	3,719
5% 1/15/16 (MBIA Insured)	5,860	6,145
5.75% 1/15/40	8,155	8,567
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	915
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,342
5.75% 7/1/30 (MBIA Insured)	1,000	1,073
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,355	15,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 A1:
6.625% 6/1/40	$ 2,900	$ 3,313
6.75% 6/1/39	19,870	22,834
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,368
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,513
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	503
Series A:
5% 6/1/38 (FGIC Insured)	11,335	12,025
5% 6/1/45	16,425	17,078
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,088
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,800
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,937
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,725
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,514
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	638
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,704
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,145
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,618
6% 5/15/10 (FGIC Insured) (d)	1,000	1,068
6% 5/15/12 (FGIC Insured) (d)	3,500	3,861
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,824
5% 9/1/21 (AMBAC Insured)	2,805	3,018
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,656
(Disney Parking Proj.):
0% 3/1/10	2,000	1,779
0% 3/1/11	1,950	1,666
0% 3/1/12	2,180	1,782
0% 3/1/13	6,490	5,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,884
0% 3/1/18	3,000	1,844
0% 3/1/19	3,200	1,873
0% 3/1/20	1,000	557
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,153
5.375% 9/1/17 (FSA Insured)	1,095	1,209
5.375% 9/1/18 (FSA Insured)	1,155	1,268
5.375% 9/1/19 (FSA Insured)	1,210	1,327
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,883
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	291
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,256
5% 5/15/18 (MBIA Insured) (d)	1,410	1,500
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,082
5.25% 5/15/19 (FGIC Insured)	3,000	3,219
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,590
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,136
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,811
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,729
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,742
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,234
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,591
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	890
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	$ 1,100	$ 578
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	16,085
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,093
0% 8/1/25 (FGIC Insured)	2,800	1,268
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,760
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,793
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,973
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,059
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	803
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	694
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,610
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	618
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,169
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,463
12% 8/1/17 (FSA Insured)	1,000	1,697
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,755
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,097
5% 9/1/17 (AMBAC Insured)	2,735	3,012
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,993
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,079
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,091
5.5% 9/1/17 (FGIC Insured)	3,000	3,284
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,871
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,556
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,809
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,335
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,112
Orange County Sanitation District Ctfs. of Prtn. 5.25% 2/1/30 (FGIC Insured)	2,200	2,366
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,826
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,877
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,166
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,187
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,780
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,152
0% 8/1/21 (FGIC Insured)	1,000	550
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,225	2,225
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,210
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,964
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,665
5% 11/1/15 (MBIA Insured) (d)	5,850	6,177
5% 11/1/17 (MBIA Insured) (d)	3,355	3,528
5% 11/1/18 (MBIA Insured) (d)	2,740	2,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	$ 1,805	$ 1,850
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,778
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,983
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,141
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,034
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,196
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,309
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	657
0% 8/1/25 (FGIC Insured)	2,725	1,245
0% 8/1/26 (FGIC Insured)	1,365	596
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	797
0% 8/1/27 (FGIC Insured)	1,940	808
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,256
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,523
Sacramento County Sanitation District Fing. Auth. Rev.:
4.121% 12/1/35 (FGIC Insured) (b)(c)	10,000	10,024
5% 12/1/35 (AMBAC Insured)	3,900	4,157
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,605
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,098
Series R, 5% 8/15/33 (MBIA Insured)	5,625	5,945
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,174
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,451
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,675
5% 11/15/16 (AMBAC Insured)	2,000	2,187
5% 11/15/17 (AMBAC Insured)	2,000	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,175
5.25% 10/1/11	1,705	1,800
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,322
San Diego Unified School District:
(Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,758
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,691
Series F, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100) (e)	3,000	3,274
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,670
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,118
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,611
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,402
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,005
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,370
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,823
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,811
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,840
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,431
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,054
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,950
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,301
Series A:
0% 8/1/09 (FGIC Insured)	1,085	993
0% 8/1/10 (FGIC Insured)	1,085	957
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,912
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,835
0% 1/15/15 (MBIA Insured)	5,000	3,682
0% 1/15/20 (MBIA Insured)	3,765	2,217
0% 1/15/31 (MBIA Insured)	5,000	1,778
5.5% 1/15/28	1,060	1,067
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,364
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,063
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,533
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,045
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,053
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,436
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,886
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	1,000
0% 9/1/25 (FGIC Insured)	1,490	679
0% 9/1/26 (FGIC Insured)	1,500	652
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,448
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,919
5.75% 8/1/30 (FGIC Insured)	7,490	7,923
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,702
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,193
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	436
0% 5/1/28 (MBIA Insured)	3,340	1,344
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,164
(Multiple Projs.):
6.75% 7/1/10	1,400	1,522
6.75% 7/1/11	6,500	7,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	$ 1,000	$ 1,013
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,239
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,289
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,253
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,500
6% 6/1/22	1,100	1,215
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,295
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	632
0% 9/1/21 (FGIC Insured)	2,995	1,654
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,800	3,003
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,306
5.5% 5/15/24 (AMBAC Insured)	1,000	1,086
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,847
4.55% 12/1/09 (f)	21,213	21,501
Series 05B, 5% 5/15/33 (FSA Insured)	1,000	1,063
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,096
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,161
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,269
5% 5/15/17 (FSA Insured)	4,000	4,313
5.25% 5/15/16 (AMBAC Insured)	5,000	5,445
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,104
Series K, 5% 5/15/22 (b)	6,455	6,921
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	700
5.25% 1/1/13	8,500	8,504
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,269
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.: - continued
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	$ 1,380	$ 1,536
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,798
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	1,045
0% 8/1/31 (FGIC Insured)	2,715	943
0% 8/1/32 (FGIC Insured)	1,315	436
5.25% 8/1/16 (FGIC Insured)	1,000	1,092
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,296
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,154
		1,612,817
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,113
5.875% 7/1/35	1,875	2,017
		3,130
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 2.205% 7/1/21 (FGIC Insured) (c)	4,600	4,539
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (e)	2,810	3,213
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured) (b)	6,500	7,845
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	695	744
		16,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 570
5.25% 10/1/15	1,255	1,355
		1,925
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,569,800)	1,634,213
NET OTHER ASSETS - 1.1%	17,453
NET ASSETS - 100%	$ 1,651,666
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 10,000	$ (360)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,501,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.9%
Transportation	10.2%
Special Tax	9.3%
Escrowed/Pre-Refunded	8.7%
Education	7.5%
Health Care	6.8%
Water & Sewer	6.7%
Electric Utilities	5.1%
Others* (individually less than 5%)	10.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,569,800)		$ 1,634,213
Cash		33,264
Receivable for fund shares sold		1,095
Interest receivable		17,157
Prepaid expenses		6
Other receivables		99
Total assets		1,685,834

Liabilities
Payable for investments purchased Regular delivery	$ 1,166
Delayed delivery	29,007
Payable for fund shares redeemed	1,219
Distributions payable	1,614
Swap agreements, at value	360
Accrued management fee	501
Distribution fees payable	15
Other affiliated payables	241
Other payables and accrued expenses	45
Total liabilities		34,168

Net Assets		$ 1,651,666
Net Assets consist of:
Paid in capital		$ 1,584,758
Undistributed net investment income		521
Accumulated undistributed net realized gain (loss) on investments		2,334
Net unrealized appreciation (depreciation) on investments		64,053
Net Assets		$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,978 ÷ 1,045.69 shares)	$ 12.41

Maximum offering price per share (100/95.25 of $12.41)	$ 13.03
Class T: Net Asset Value and redemption price per share ($4,943 ÷ 397.54 shares)	$ 12.43

Maximum offering price per share (100/96.50 of $12.43)	$ 12.88
Class B: Net Asset Value and offering price per share ($5,263 ÷ 424.34 shares)A	$ 12.40

Class C: Net Asset Value and offering price per share ($9,836 ÷ 793.54 shares)A	$ 12.40

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,610,764 ÷ 129,922.42 shares)	$ 12.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,882 ÷ 634.71 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Interest		$ 71,424

Expenses
Management fee	$ 5,872
Transfer agent fees	1,096
Distribution fees	176
Accounting fees and expenses	314
Custodian fees and expenses	25
Independent trustees' compensation	6
Registration fees	78
Audit	63
Legal	15
Miscellaneous	15
Total expenses before reductions	7,660
Expense reductions	(419)	7,241
Net investment income		64,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,708
Futures contracts	320
Total net realized gain (loss)		13,028
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,751)
Futures contracts	6
Swap agreements	(360)
Total change in net unrealized appreciation (depreciation)		(7,105)
Net gain (loss)		5,923
Net increase (decrease) in net assets resulting from operations		$ 70,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,183	$ 64,514
Net realized gain (loss)	13,028	14,409
Change in net unrealized appreciation (depreciation)	(7,105)	(18,534)
Net increase (decrease) in net assets resulting from operations	70,106	60,389
Distributions to shareholders from net investment income	(64,808)	(64,389)
Distributions to shareholders from net realized gain	(12,368)	(9,643)
Total distributions	(77,176)	(74,032)
Share transactions - net increase (decrease)	24,916	114,062
Redemption fees	8	17
Total increase (decrease) in net assets	17,854	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $521 and undistributed net investment income of $1,565, respectively)	$ 1,651,666	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.248	.212
Total from investment operations	.528	.465	.356	.769	.515
Distributions from net investment income	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	.048	(.027)	(.150)	.237	.241
Total from investment operations	.514	.450	.342	.745	.537
Distributions from net investment income	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	.049	(.026)	(.159)	.248	.210
Total from investment operations	.432	.368	.250	.674	.457
Distributions from net investment income	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	.061	(.035)	(.149)	.248	.200
Total from investment operations	.432	.347	.248	.659	.439
Distributions from net investment income	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2007	2006	2005	2004 D	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income B	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.247	.265
Total from investment operations	.549	.487	.378	.791	.811
Distributions from net investment income	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return A	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.47%	.48%	.47%
Net investment income	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	23%	19%	15%	18%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	.049	(.025)	(.151)	.254	.211
Total from investment operations	.542	.484	.378	.800	.527
Distributions from net investment income	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 63,232
Unrealized depreciation	(1,254)
Net unrealized appreciation (depreciation)	61,978
Undistributed ordinary income	38
Undistributed long-term capital gain	4,107

Cost for federal income tax purposes	$ 1,572,235

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Tax-exempt Income	64,808	64,389
Long-term Capital Gains	12,368	9,643
Total	$ 77,176	$ 74,032

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Operating Policies Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $357,820 and $365,360, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18	$ 2
Class T	0%	.25%	12	-
Class B	.65%	.25%	47	34
Class C	.75%	.25%	99	23
			$ 176	$ 59

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	4
Class B*	6
Class C*	3
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	4.09
Class B	6.11
Class C	10.10
California Municipal Income	1,059.07
Institutional Class	6.13
	$ 1,096

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $25 and $292, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	99
$ 101

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended February 28,
	2007	2006
From net investment income
Class A	$ 473	$ 357
Class T	176	127
Class B	165	164
Class C	303	328
California Municipal Income	63,502	63,354
Institutional Class	189	59
Total	$ 64,808	$ 64,389
From net realized gain
Class A	$ 93	$ 60
Class T	35	23
Class B	41	32
Class C	75	62
California Municipal Income	12,083	9,454
Institutional Class	41	12
Total	$ 12,368	$ 9,643

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class A
Shares sold	487	494	$ 6,004	$ 6,170
Reinvestment of distributions	28	21	348	263
Shares redeemed	(354)	(200)	(4,369)	(2,491)
Net increase (decrease)	161	315	$ 1,983	$ 3,942
Class T
Shares sold	139	108	$ 1,696	$ 1,359
Reinvestment of distributions	14	11	178	142
Shares redeemed	(79)	(43)	(971)	(544)
Net increase (decrease)	74	76	$ 903	$ 957
Class B
Shares sold	35	114	$ 435	$ 1,426
Reinvestment of distributions	6	7	80	86
Shares redeemed	(52)	(75)	(644)	(941)
Net increase (decrease)	(11)	46	$ (129)	$ 571

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class C
Shares sold	252	215	$ 3,089	$ 2,683
Reinvestment of distributions	20	21	246	262
Shares redeemed	(277)	(292)	(3,408)	(3,632)
Net increase (decrease)	(5)	(56)	$ (73)	$ (687)
California Municipal Income
Shares sold	22,440	22,396	$ 276,678	$ 279,941
Reinvestment of distributions	4,248	4,064	52,369	50,716
Shares redeemed	(25,430)	(17,827)	(312,547)	(222,480)
Net increase (decrease)	1,258	8,633	$ 16,500	$ 108,177
Institutional Class
Shares sold	671	145	$ 8,296	$ 1,818
Reinvestment of distributions	9	2	112	20
Shares redeemed	(217)	(59)	(2,676)	(736)
Net increase (decrease)	463	88	$ 5,732	$ 1,102

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special adviser to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of California Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of California Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-
2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-
present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of California Municipal Income. Mr. Pagliocco also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of California Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of California Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of California Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of California Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
California Municipal Income	04/16/07	04/13/07	$0.033

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2007, $12,930,892, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.73% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFL-UANN-0407
1.790911.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-0.59%	3.76%	5.05%
Class T (incl. 3.50% sales charge)B	0.60%	3.95%	5.15%
Class B (incl. contingent deferred sales charge)C	-1.41%	3.69%	5.19%
Class C (incl. contingent deferred sales charge)D	2.56%	3.94%	5.14%

A Class A's 12b-1 plan currently authorizes a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 28, 1997, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post positive returns for the 12-month period ending February 28, 2007. Throughout roughly the first four months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates, returning them to a more "neutral level." But in mid-summer 2006, munis rebounded amid hopes that the Fed would pause its rate-hike campaign, which it did by holding rates steady throughout the remainder of the period. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. But most investment-grade bonds rebounded strongly in February, fueled by a confluence of events including a plunge in global equity markets in the final days of the month, mounting problems in the U.S. subprime mortgage industry and remarks from former Fed Chairman Alan Greenspan suggesting the possibility of a coming recession. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.96%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 5.54%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 4.36%, 4.24%, 3.57% and 3.56%, respectively (excluding sales charges), and the Lehman Brothers California Enhanced Municipal Bond Index rose 5.17%. The overall California muni market performed a bit better than the national muni market average, helped by stronger investor demand and continued improvement in the creditworthiness of many of the state's issuers. Although the fund's absolute return was helped by our owning a fair amount of lower-quality investment-grade securities, we didn't own as much as the index, which acted as a drag on our relative performance. Lower-quality bonds outpaced higher-quality securities, buoyed by strong investor demand for yield-advantaged bonds. Helping to somewhat offset what we lost by emphasizing quality was our overweighting relative to the index in hospital bonds, which were among the better performing lower-quality securities. We also benefited from favorable security selection, especially among high-quality bonds issued by local issuers. In contrast, our underweighting in longer-term bonds throughout much of the past year detracted from our returns relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,025.80	$ 3.21**
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,025.20	$ 3.77
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,021.90	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,021.40	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income
Actual	$ 1,000.00	$ 1,026.70	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 1,026.30	$ 2.71
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%**
Class T	.75%
Class B	1.42%
Class C	1.51%
California Municipal Income	.47%
Institutional Class	.54%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .74% and the expenses paid in the actual and hypothetical examples above would have been $3.72 and $3.71, respectively.

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	35.1
Transportation	10.2	9.9
Special Tax	9.3	8.9
Escrowed/Pre-Refunded	8.7	10.2
Education	7.5	6.4
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	13.7	13.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.2	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 57.9%	AAA 57.4%
AA,A 34.1%	AA,A 33.2%
BBB 4.6%	BBB 4.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 945
0% 8/1/32 (FGIC Insured)	3,760	1,248
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,939
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,525
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,222
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,677
0% 9/1/19 (FSA Insured)	1,285	767
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,334
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,268
5% 8/1/17 (FGIC Insured)	5,000	5,394
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,937
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,203
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,376
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,498
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,197
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,904
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,896
0% 8/1/12 (AMBAC Insured)	2,800	2,287
0% 8/1/17 (AMBAC Insured)	1,000	660
0% 8/1/18 (AMBAC Insured)	2,000	1,262
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	854
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,465
5.5% 5/1/14 (AMBAC Insured)	7,935	8,708
5.5% 5/1/15 (AMBAC Insured)	9,000	9,855
6% 5/1/13	2,320	2,592
6% 5/1/14	7,500	8,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A: - continued
6% 5/1/14 (MBIA Insured)	$ 2,000	$ 2,242
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	11,585	12,479
5.25% 7/1/13	3,000	3,269
Series A:
5% 7/1/15	12,275	13,298
5% 7/1/15 (MBIA Insured)	9,300	10,106
5.25% 1/1/11	7,250	7,673
5.25% 7/1/13 (MBIA Insured)	9,110	9,947
5.25% 7/1/14	3,540	3,891
5.25% 7/1/14 (FGIC Insured)	11,900	13,121
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	365
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	520
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,670
5% 2/1/17	1,000	1,044
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,571
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	797
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,123
5.25% 9/1/26	7,910	9,049
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,053
5.125% 2/1/30	6,000	6,171
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,428
Series O, 5.125% 1/1/31	5,000	5,109
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	655
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,169
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,194
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,029
Series 2005, 5.5% 6/1/28	275	290
4.5% 10/1/36	5,000	5,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,305	$ 1,352
5% 2/1/09	2,760	2,835
5% 2/1/09	1,335	1,371
5% 2/1/10	3,000	3,112
5% 2/1/11	3,000	3,146
5% 12/1/11 (MBIA Insured)	4,000	4,251
5% 11/1/12	4,105	4,333
5% 3/1/13	1,095	1,170
5% 3/1/15	3,000	3,248
5% 12/1/18	1,850	1,929
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,244
5% 2/1/23	1,095	1,159
5% 2/1/26 (AMBAC Insured)	1,500	1,574
5% 6/1/26	4,300	4,577
5% 6/1/27 (AMBAC Insured)	2,800	2,988
5% 6/1/29	5,005	5,317
5% 2/1/31 (MBIA Insured)	2,800	2,943
5% 4/1/31 (AMBAC Insured)	3,000	3,179
5% 6/1/31	2,000	2,122
5% 12/1/31 (MBIA Insured)	3,300	3,501
5% 9/1/33	10,000	10,669
5.125% 11/1/24	2,800	2,991
5.125% 2/1/26	2,800	2,985
5.25% 10/1/09	2,150	2,237
5.25% 2/1/11	5,790	6,124
5.25% 3/1/11	1,405	1,488
5.25% 3/1/12	3,000	3,211
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,512
5.25% 2/1/15 (MBIA Insured)	5,040	5,500
5.25% 2/1/16	7,500	8,140
5.25% 2/1/16 (MBIA Insured)	4,050	4,396
5.25% 10/1/17	260	262
5.25% 11/1/18	3,000	3,259
5.25% 2/1/20	6,805	7,353
5.25% 2/1/22	2,000	2,156
5.25% 11/1/26	1,000	1,077
5.25% 2/1/27 (MBIA Insured)	5,490	5,898
5.25% 4/1/27	3,000	3,233
5.25% 2/1/28	5,085	5,459
5.25% 4/1/29	2,700	2,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 11/1/29	$ 5,000	$ 5,377
5.25% 4/1/30	1,945	2,059
5.25% 2/1/33	8,150	8,685
5.25% 12/1/33	10,500	11,290
5.25% 4/1/34	13,000	13,951
5.375% 4/1/15 (MBIA Insured)	1,500	1,623
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	250	265
5.5% 6/1/10	1,625	1,717
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,264
5.5% 4/1/28	255	283
5.5% 4/1/28 (Pre-Refunded to 4/1/14 @ 100) (e)	5,095	5,698
5.5% 4/1/30	635	703
5.5% 11/1/33	34,870	38,344
5.625% 5/1/20	405	433
5.625% 5/1/26	295	315
5.75% 10/1/10	7,325	7,841
5.75% 12/1/10	2,500	2,684
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,017
6.6% 2/1/09	14,355	15,165
6.6% 2/1/11 (MBIA Insured)	2,150	2,383
6.75% 8/1/10	5,675	6,228
6.75% 8/1/12	1,100	1,261
7% 8/1/09	5,105	5,496
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,641
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,295
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/11	1,750	1,834
5% 11/15/14	1,485	1,590
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,373
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	8,187	4,367
Series 1983 B, 0% 8/1/15	110	48
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,020	1,032
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/32 (AMBAC Insured)	$ 6,295	$ 6,743
Series A, 3.9%, tender 12/1/11 (c)	4,700	4,761
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,089
Series C, 3.9%, tender 12/1/11 (c)	5,000	5,065
5% 10/1/33	7,235	7,684
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,557
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,419
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,313
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,671
5% 6/1/14	2,000	2,152
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,706
5.25% 6/1/30	4,000	4,316
(CA State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,967
5% 11/1/21	2,020	2,174
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,932
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,611
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,394
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,024
Series A:
5.25% 6/1/12	2,485	2,662
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,682
5% 11/1/16 (FGIC Insured)	2,000	2,196
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,155
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	$ 6,100	$ 6,734
5.5% 6/1/17 (MBIA Insured)	4,775	5,307
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,431
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,192
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,341
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,674
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,220
(Various California State Univ. Projs.):
Series B:
5.5% 6/1/19	1,650	1,653
6.4% 12/1/09	3,700	3,969
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,268
Series 2005 H, 5% 6/1/16	5,000	5,388
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,883
Series 2005 K, 5% 11/1/17	5,625	6,063
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
5% 11/1/15 (FSA Insured) (b)	1,900	2,061
5% 11/1/16 (FSA Insured) (b)	1,000	1,090
5% 11/1/17 (FSA Insured) (b)	1,225	1,342
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,877
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,950
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	900	954
5.25% 7/1/13	1,475	1,574
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,998
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)(e)	7,025	7,011
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series I, 3.45%, tender 5/1/11 (c)	$ 2,750	$ 2,711
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	2,032
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,148
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,359
4.3712% 4/1/36 (c)	6,500	6,531
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,003
6% 7/1/09 (Escrowed to Maturity) (e)	890	905
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,771
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,214
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,706
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,329
5.5% 7/1/14 (MBIA Insured)	1,545	1,718
5.5% 7/1/15 (MBIA Insured)	2,685	3,010
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,254
CSUCI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (c)	5,500	5,471
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,148
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,258
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,090
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	890
5% 4/1/11	2,780	2,857
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,880
5.25% 4/1/09	1,600	1,638
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,685
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	9,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,420	$ 2,616
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,204
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	786
0% 10/1/25 (AMBAC Insured)	1,665	749
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	882
0% 8/1/21 (MBIA Insured)	1,000	550
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,422
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,922
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,358
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	752
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,759
0% 8/1/19 (MBIA Insured)	5,365	3,255
0% 8/1/20 (MBIA Insured)	6,425	3,724
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,829
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	649
5% 1/1/35 (MBIA Insured)	24,070	24,770
0% 1/15/27 (a)	4,000	3,719
0% 1/15/27 (MBIA Insured) (a)	4,500	4,421
0% 1/15/29 (a)	4,000	3,719
5% 1/15/16 (MBIA Insured)	5,860	6,145
5.75% 1/15/40	8,155	8,567
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	915
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,342
5.75% 7/1/30 (MBIA Insured)	1,000	1,073
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,355	15,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 A1:
6.625% 6/1/40	$ 2,900	$ 3,313
6.75% 6/1/39	19,870	22,834
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,368
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,513
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	503
Series A:
5% 6/1/38 (FGIC Insured)	11,335	12,025
5% 6/1/45	16,425	17,078
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,088
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,800
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,937
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,725
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,514
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	638
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,704
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,145
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,618
6% 5/15/10 (FGIC Insured) (d)	1,000	1,068
6% 5/15/12 (FGIC Insured) (d)	3,500	3,861
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,824
5% 9/1/21 (AMBAC Insured)	2,805	3,018
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,656
(Disney Parking Proj.):
0% 3/1/10	2,000	1,779
0% 3/1/11	1,950	1,666
0% 3/1/12	2,180	1,782
0% 3/1/13	6,490	5,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,884
0% 3/1/18	3,000	1,844
0% 3/1/19	3,200	1,873
0% 3/1/20	1,000	557
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,153
5.375% 9/1/17 (FSA Insured)	1,095	1,209
5.375% 9/1/18 (FSA Insured)	1,155	1,268
5.375% 9/1/19 (FSA Insured)	1,210	1,327
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,883
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	291
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,256
5% 5/15/18 (MBIA Insured) (d)	1,410	1,500
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,082
5.25% 5/15/19 (FGIC Insured)	3,000	3,219
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,590
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,136
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,811
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,729
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,742
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,234
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,591
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	890
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	$ 1,100	$ 578
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	16,085
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,093
0% 8/1/25 (FGIC Insured)	2,800	1,268
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,760
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,793
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,973
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,059
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	803
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	694
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,610
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	618
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,169
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,463
12% 8/1/17 (FSA Insured)	1,000	1,697
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,755
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,097
5% 9/1/17 (AMBAC Insured)	2,735	3,012
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,993
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,079
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,091
5.5% 9/1/17 (FGIC Insured)	3,000	3,284
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,871
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,556
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,809
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,335
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,112
Orange County Sanitation District Ctfs. of Prtn. 5.25% 2/1/30 (FGIC Insured)	2,200	2,366
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,826
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,877
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,166
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,187
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,780
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,152
0% 8/1/21 (FGIC Insured)	1,000	550
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,225	2,225
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,210
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,964
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,665
5% 11/1/15 (MBIA Insured) (d)	5,850	6,177
5% 11/1/17 (MBIA Insured) (d)	3,355	3,528
5% 11/1/18 (MBIA Insured) (d)	2,740	2,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	$ 1,805	$ 1,850
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,778
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,983
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,141
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,034
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,196
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,309
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	657
0% 8/1/25 (FGIC Insured)	2,725	1,245
0% 8/1/26 (FGIC Insured)	1,365	596
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	797
0% 8/1/27 (FGIC Insured)	1,940	808
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,256
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,523
Sacramento County Sanitation District Fing. Auth. Rev.:
4.121% 12/1/35 (FGIC Insured) (b)(c)	10,000	10,024
5% 12/1/35 (AMBAC Insured)	3,900	4,157
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,605
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,098
Series R, 5% 8/15/33 (MBIA Insured)	5,625	5,945
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,174
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,451
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,675
5% 11/15/16 (AMBAC Insured)	2,000	2,187
5% 11/15/17 (AMBAC Insured)	2,000	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,175
5.25% 10/1/11	1,705	1,800
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,322
San Diego Unified School District:
(Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,758
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,691
Series F, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100) (e)	3,000	3,274
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,670
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,118
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,611
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,402
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,005
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,370
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,823
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,811
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,840
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,431
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,054
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,950
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,301
Series A:
0% 8/1/09 (FGIC Insured)	1,085	993
0% 8/1/10 (FGIC Insured)	1,085	957
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,912
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,835
0% 1/15/15 (MBIA Insured)	5,000	3,682
0% 1/15/20 (MBIA Insured)	3,765	2,217
0% 1/15/31 (MBIA Insured)	5,000	1,778
5.5% 1/15/28	1,060	1,067
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,364
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,063
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,533
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,045
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,053
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,436
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,886
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	1,000
0% 9/1/25 (FGIC Insured)	1,490	679
0% 9/1/26 (FGIC Insured)	1,500	652
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,448
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,919
5.75% 8/1/30 (FGIC Insured)	7,490	7,923
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,702
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,193
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	436
0% 5/1/28 (MBIA Insured)	3,340	1,344
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,164
(Multiple Projs.):
6.75% 7/1/10	1,400	1,522
6.75% 7/1/11	6,500	7,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	$ 1,000	$ 1,013
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,239
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,289
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,253
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,500
6% 6/1/22	1,100	1,215
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,295
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	632
0% 9/1/21 (FGIC Insured)	2,995	1,654
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,800	3,003
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,306
5.5% 5/15/24 (AMBAC Insured)	1,000	1,086
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,847
4.55% 12/1/09 (f)	21,213	21,501
Series 05B, 5% 5/15/33 (FSA Insured)	1,000	1,063
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,096
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,161
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,269
5% 5/15/17 (FSA Insured)	4,000	4,313
5.25% 5/15/16 (AMBAC Insured)	5,000	5,445
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,104
Series K, 5% 5/15/22 (b)	6,455	6,921
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	700
5.25% 1/1/13	8,500	8,504
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,269
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.: - continued
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	$ 1,380	$ 1,536
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,798
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	1,045
0% 8/1/31 (FGIC Insured)	2,715	943
0% 8/1/32 (FGIC Insured)	1,315	436
5.25% 8/1/16 (FGIC Insured)	1,000	1,092
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,296
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,154
		1,612,817
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,113
5.875% 7/1/35	1,875	2,017
		3,130
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 2.205% 7/1/21 (FGIC Insured) (c)	4,600	4,539
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (e)	2,810	3,213
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured) (b)	6,500	7,845
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	695	744
		16,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 570
5.25% 10/1/15	1,255	1,355
		1,925
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,569,800)	1,634,213
NET OTHER ASSETS - 1.1%	17,453
NET ASSETS - 100%	$ 1,651,666
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 10,000	$ (360)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,501,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.9%
Transportation	10.2%
Special Tax	9.3%
Escrowed/Pre-Refunded	8.7%
Education	7.5%
Health Care	6.8%
Water & Sewer	6.7%
Electric Utilities	5.1%
Others* (individually less than 5%)	10.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,569,800)		$ 1,634,213
Cash		33,264
Receivable for fund shares sold		1,095
Interest receivable		17,157
Prepaid expenses		6
Other receivables		99
Total assets		1,685,834

Liabilities
Payable for investments purchased Regular delivery	$ 1,166
Delayed delivery	29,007
Payable for fund shares redeemed	1,219
Distributions payable	1,614
Swap agreements, at value	360
Accrued management fee	501
Distribution fees payable	15
Other affiliated payables	241
Other payables and accrued expenses	45
Total liabilities		34,168

Net Assets		$ 1,651,666
Net Assets consist of:
Paid in capital		$ 1,584,758
Undistributed net investment income		521
Accumulated undistributed net realized gain (loss) on investments		2,334
Net unrealized appreciation (depreciation) on investments		64,053
Net Assets		$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,978 ÷ 1,045.69 shares)	$ 12.41

Maximum offering price per share (100/95.25 of $12.41)	$ 13.03
Class T: Net Asset Value and redemption price per share ($4,943 ÷ 397.54 shares)	$ 12.43

Maximum offering price per share (100/96.50 of $12.43)	$ 12.88
Class B: Net Asset Value and offering price per share ($5,263 ÷ 424.34 shares)A	$ 12.40

Class C: Net Asset Value and offering price per share ($9,836 ÷ 793.54 shares)A	$ 12.40

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,610,764 ÷ 129,922.42 shares)	$ 12.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,882 ÷ 634.71 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Interest		$ 71,424

Expenses
Management fee	$ 5,872
Transfer agent fees	1,096
Distribution fees	176
Accounting fees and expenses	314
Custodian fees and expenses	25
Independent trustees' compensation	6
Registration fees	78
Audit	63
Legal	15
Miscellaneous	15
Total expenses before reductions	7,660
Expense reductions	(419)	7,241
Net investment income		64,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,708
Futures contracts	320
Total net realized gain (loss)		13,028
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,751)
Futures contracts	6
Swap agreements	(360)
Total change in net unrealized appreciation (depreciation)		(7,105)
Net gain (loss)		5,923
Net increase (decrease) in net assets resulting from operations		$ 70,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,183	$ 64,514
Net realized gain (loss)	13,028	14,409
Change in net unrealized appreciation (depreciation)	(7,105)	(18,534)
Net increase (decrease) in net assets resulting from operations	70,106	60,389
Distributions to shareholders from net investment income	(64,808)	(64,389)
Distributions to shareholders from net realized gain	(12,368)	(9,643)
Total distributions	(77,176)	(74,032)
Share transactions - net increase (decrease)	24,916	114,062
Redemption fees	8	17
Total increase (decrease) in net assets	17,854	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $521 and undistributed net investment income of $1,565, respectively)	$ 1,651,666	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.248	.212
Total from investment operations	.528	.465	.356	.769	.515
Distributions from net investment income	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	.048	(.027)	(.150)	.237	.241
Total from investment operations	.514	.450	.342	.745	.537
Distributions from net investment income	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	.049	(.026)	(.159)	.248	.210
Total from investment operations	.432	.368	.250	.674	.457
Distributions from net investment income	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	.061	(.035)	(.149)	.248	.200
Total from investment operations	.432	.347	.248	.659	.439
Distributions from net investment income	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2007	2006	2005	2004 D	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income B	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.247	.265
Total from investment operations	.549	.487	.378	.791	.811
Distributions from net investment income	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return A	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.47%	.48%	.47%
Net investment income	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	23%	19%	15%	18%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	.049	(.025)	(.151)	.254	.211
Total from investment operations	.542	.484	.378	.800	.527
Distributions from net investment income	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 63,232
Unrealized depreciation	(1,254)
Net unrealized appreciation (depreciation)	61,978
Undistributed ordinary income	38
Undistributed long-term capital gain	4,107

Cost for federal income tax purposes	$ 1,572,235

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Tax-exempt Income	64,808	64,389
Long-term Capital Gains	12,368	9,643
Total	$ 77,176	$ 74,032

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $357,820 and $365,360, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18	$ 2
Class T	0%	.25%	12	-
Class B	.65%	.25%	47	34
Class C	.75%	.25%	99	23
			$ 176	$ 59

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	4
Class B*	6
Class C*	3
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	4.09
Class B	6.11
Class C	10.10
California Municipal Income	1,059.07
Institutional Class	6.13
	$ 1,096

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $25 and $292, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	99
$ 101

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended February 28,
	2007	2006
From net investment income
Class A	$ 473	$ 357
Class T	176	127
Class B	165	164
Class C	303	328
California Municipal Income	63,502	63,354
Institutional Class	189	59
Total	$ 64,808	$ 64,389
From net realized gain
Class A	$ 93	$ 60
Class T	35	23
Class B	41	32
Class C	75	62
California Municipal Income	12,083	9,454
Institutional Class	41	12
Total	$ 12,368	$ 9,643

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class A
Shares sold	487	494	$ 6,004	$ 6,170
Reinvestment of distributions	28	21	348	263
Shares redeemed	(354)	(200)	(4,369)	(2,491)
Net increase (decrease)	161	315	$ 1,983	$ 3,942
Class T
Shares sold	139	108	$ 1,696	$ 1,359
Reinvestment of distributions	14	11	178	142
Shares redeemed	(79)	(43)	(971)	(544)
Net increase (decrease)	74	76	$ 903	$ 957
Class B
Shares sold	35	114	$ 435	$ 1,426
Reinvestment of distributions	6	7	80	86
Shares redeemed	(52)	(75)	(644)	(941)
Net increase (decrease)	(11)	46	$ (129)	$ 571

Annual Report

10. Share Transactions - continued

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class C
Shares sold	252	215	$ 3,089	$ 2,683
Reinvestment of distributions	20	21	246	262
Shares redeemed	(277)	(292)	(3,408)	(3,632)
Net increase (decrease)	(5)	(56)	$ (73)	$ (687)
California Municipal Income
Shares sold	22,440	22,396	$ 276,678	$ 279,941
Reinvestment of distributions	4,248	4,064	52,369	50,716
Shares redeemed	(25,430)	(17,827)	(312,547)	(222,480)
Net increase (decrease)	1,258	8,633	$ 16,500	$ 108,177
Institutional Class
Shares sold	671	145	$ 8,296	$ 1,818
Reinvestment of distributions	9	2	112	20
Shares redeemed	(217)	(59)	(2,676)	(736)
Net increase (decrease)	463	88	$ 5,732	$ 1,102

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of additional information (SAI) includes more information about the Trustees. To request a free copy, please call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate (2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Pagliocco also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	04/16/07	04/13/07	$0.033
Class T	04/16/07	04/13/07	$0.033
Class B	04/16/07	04/13/07	$0.033
Class C	04/16/07	04/13/07	$0.033

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2007, $12,930,892, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.73% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-UANN-0407
1.790905.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2007

Institutional Class is a class of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.48%	4.94%	5.65%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund which has no 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post positive returns for the 12-month period ending February 28, 2007. Throughout roughly the first four months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates, returning them to a more "neutral level." But in mid-summer 2006, munis rebounded amid hopes that the Fed would pause its rate-hike campaign, which it did by holding rates steady throughout the remainder of the period. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. But most investment-grade bonds rebounded strongly in February, fueled by a confluence of events including a plunge in global equity markets in the final days of the month, mounting problems in the U.S. subprime mortgage industry and remarks from former Fed Chairman Alan Greenspan suggesting the possibility of a coming recession. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.96%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 5.54%.

During the past year, the fund's Institutional Class shares returned 4.48% and the Lehman Brothers California Enhanced Municipal Bond Index rose 5.17%. The overall California muni market performed a bit better than the national muni market average, helped by stronger investor demand and continued improvement in the creditworthiness of many of the state's issuers. Although the fund's absolute return was helped by our owning a fair amount of lower-quality investment-grade securities, we didn't own as much as the index, which acted as a drag on our relative performance. Lower-quality bonds outpaced higher-quality securities, buoyed by strong investor demand for yield-advantaged bonds. Helping to somewhat offset what we lost by emphasizing quality was our overweighting relative to the index in hospital bonds, which were among the better performing lower-quality securities. We also benefited from favorable security selection, especially among high-quality bonds issued by local issuers. In contrast, our underweighting in longer-term bonds throughout much of the past year detracted from our returns relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,025.80	$ 3.21**
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,025.20	$ 3.77
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,021.90	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,021.40	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income
Actual	$ 1,000.00	$ 1,026.70	$ 2.36
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 1,026.30	$ 2.71
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%**
Class T	.75%
Class B	1.42%
Class C	1.51%
California Municipal Income	.47%
Institutional Class	.54%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .74% and the expenses paid in the actual and hypothetical examples above would have been $3.72 and $3.71, respectively.

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	35.1
Transportation	10.2	9.9
Special Tax	9.3	8.9
Escrowed/Pre-Refunded	8.7	10.2
Education	7.5	6.4
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	13.7	13.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.2	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 57.9%	AAA 57.4%
AA,A 34.1%	AA,A 33.2%
BBB 4.6%	BBB 4.9%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Showing Percentage of Net Assets

Investments February 28, 2007

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 945
0% 8/1/32 (FGIC Insured)	3,760	1,248
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,939
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,525
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,222
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,677
0% 9/1/19 (FSA Insured)	1,285	767
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,334
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,268
5% 8/1/17 (FGIC Insured)	5,000	5,394
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,937
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,203
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,376
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,498
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,197
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,904
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,896
0% 8/1/12 (AMBAC Insured)	2,800	2,287
0% 8/1/17 (AMBAC Insured)	1,000	660
0% 8/1/18 (AMBAC Insured)	2,000	1,262
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	854
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,465
5.5% 5/1/14 (AMBAC Insured)	7,935	8,708
5.5% 5/1/15 (AMBAC Insured)	9,000	9,855
6% 5/1/13	2,320	2,592
6% 5/1/14	7,500	8,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A: - continued
6% 5/1/14 (MBIA Insured)	$ 2,000	$ 2,242
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	11,585	12,479
5.25% 7/1/13	3,000	3,269
Series A:
5% 7/1/15	12,275	13,298
5% 7/1/15 (MBIA Insured)	9,300	10,106
5.25% 1/1/11	7,250	7,673
5.25% 7/1/13 (MBIA Insured)	9,110	9,947
5.25% 7/1/14	3,540	3,891
5.25% 7/1/14 (FGIC Insured)	11,900	13,121
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	365
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	520
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,670
5% 2/1/17	1,000	1,044
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,571
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	797
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,123
5.25% 9/1/26	7,910	9,049
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,053
5.125% 2/1/30	6,000	6,171
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,428
Series O, 5.125% 1/1/31	5,000	5,109
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	655
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,169
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,194
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,029
Series 2005, 5.5% 6/1/28	275	290
4.5% 10/1/36	5,000	5,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,305	$ 1,352
5% 2/1/09	2,760	2,835
5% 2/1/09	1,335	1,371
5% 2/1/10	3,000	3,112
5% 2/1/11	3,000	3,146
5% 12/1/11 (MBIA Insured)	4,000	4,251
5% 11/1/12	4,105	4,333
5% 3/1/13	1,095	1,170
5% 3/1/15	3,000	3,248
5% 12/1/18	1,850	1,929
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,244
5% 2/1/23	1,095	1,159
5% 2/1/26 (AMBAC Insured)	1,500	1,574
5% 6/1/26	4,300	4,577
5% 6/1/27 (AMBAC Insured)	2,800	2,988
5% 6/1/29	5,005	5,317
5% 2/1/31 (MBIA Insured)	2,800	2,943
5% 4/1/31 (AMBAC Insured)	3,000	3,179
5% 6/1/31	2,000	2,122
5% 12/1/31 (MBIA Insured)	3,300	3,501
5% 9/1/33	10,000	10,669
5.125% 11/1/24	2,800	2,991
5.125% 2/1/26	2,800	2,985
5.25% 10/1/09	2,150	2,237
5.25% 2/1/11	5,790	6,124
5.25% 3/1/11	1,405	1,488
5.25% 3/1/12	3,000	3,211
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,512
5.25% 2/1/15 (MBIA Insured)	5,040	5,500
5.25% 2/1/16	7,500	8,140
5.25% 2/1/16 (MBIA Insured)	4,050	4,396
5.25% 10/1/17	260	262
5.25% 11/1/18	3,000	3,259
5.25% 2/1/20	6,805	7,353
5.25% 2/1/22	2,000	2,156
5.25% 11/1/26	1,000	1,077
5.25% 2/1/27 (MBIA Insured)	5,490	5,898
5.25% 4/1/27	3,000	3,233
5.25% 2/1/28	5,085	5,459
5.25% 4/1/29	2,700	2,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 11/1/29	$ 5,000	$ 5,377
5.25% 4/1/30	1,945	2,059
5.25% 2/1/33	8,150	8,685
5.25% 12/1/33	10,500	11,290
5.25% 4/1/34	13,000	13,951
5.375% 4/1/15 (MBIA Insured)	1,500	1,623
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	250	265
5.5% 6/1/10	1,625	1,717
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,264
5.5% 4/1/28	255	283
5.5% 4/1/28 (Pre-Refunded to 4/1/14 @ 100) (e)	5,095	5,698
5.5% 4/1/30	635	703
5.5% 11/1/33	34,870	38,344
5.625% 5/1/20	405	433
5.625% 5/1/26	295	315
5.75% 10/1/10	7,325	7,841
5.75% 12/1/10	2,500	2,684
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,017
6.6% 2/1/09	14,355	15,165
6.6% 2/1/11 (MBIA Insured)	2,150	2,383
6.75% 8/1/10	5,675	6,228
6.75% 8/1/12	1,100	1,261
7% 8/1/09	5,105	5,496
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,641
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,295
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/11	1,750	1,834
5% 11/15/14	1,485	1,590
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,373
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	8,187	4,367
Series 1983 B, 0% 8/1/15	110	48
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,020	1,032
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/32 (AMBAC Insured)	$ 6,295	$ 6,743
Series A, 3.9%, tender 12/1/11 (c)	4,700	4,761
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,089
Series C, 3.9%, tender 12/1/11 (c)	5,000	5,065
5% 10/1/33	7,235	7,684
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,557
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,419
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,313
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,671
5% 6/1/14	2,000	2,152
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,706
5.25% 6/1/30	4,000	4,316
(CA State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,967
5% 11/1/21	2,020	2,174
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,932
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,611
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,394
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,024
Series A:
5.25% 6/1/12	2,485	2,662
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,682
5% 11/1/16 (FGIC Insured)	2,000	2,196
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,155
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	$ 6,100	$ 6,734
5.5% 6/1/17 (MBIA Insured)	4,775	5,307
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,431
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,192
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,341
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,674
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,220
(Various California State Univ. Projs.):
Series B:
5.5% 6/1/19	1,650	1,653
6.4% 12/1/09	3,700	3,969
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,268
Series 2005 H, 5% 6/1/16	5,000	5,388
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,883
Series 2005 K, 5% 11/1/17	5,625	6,063
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
5% 11/1/15 (FSA Insured) (b)	1,900	2,061
5% 11/1/16 (FSA Insured) (b)	1,000	1,090
5% 11/1/17 (FSA Insured) (b)	1,225	1,342
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,877
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,950
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	900	954
5.25% 7/1/13	1,475	1,574
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,998
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)(e)	7,025	7,011
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series I, 3.45%, tender 5/1/11 (c)	$ 2,750	$ 2,711
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	2,032
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,148
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,359
4.3712% 4/1/36 (c)	6,500	6,531
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,003
6% 7/1/09 (Escrowed to Maturity) (e)	890	905
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,771
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,214
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,706
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,329
5.5% 7/1/14 (MBIA Insured)	1,545	1,718
5.5% 7/1/15 (MBIA Insured)	2,685	3,010
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,254
CSUCI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (c)	5,500	5,471
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,148
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,258
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,090
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	890
5% 4/1/11	2,780	2,857
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,880
5.25% 4/1/09	1,600	1,638
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,685
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	9,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,420	$ 2,616
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,204
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	786
0% 10/1/25 (AMBAC Insured)	1,665	749
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	882
0% 8/1/21 (MBIA Insured)	1,000	550
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,422
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,922
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,358
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	752
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,759
0% 8/1/19 (MBIA Insured)	5,365	3,255
0% 8/1/20 (MBIA Insured)	6,425	3,724
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,829
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	649
5% 1/1/35 (MBIA Insured)	24,070	24,770
0% 1/15/27 (a)	4,000	3,719
0% 1/15/27 (MBIA Insured) (a)	4,500	4,421
0% 1/15/29 (a)	4,000	3,719
5% 1/15/16 (MBIA Insured)	5,860	6,145
5.75% 1/15/40	8,155	8,567
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	915
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,342
5.75% 7/1/30 (MBIA Insured)	1,000	1,073
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,355	15,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 A1:
6.625% 6/1/40	$ 2,900	$ 3,313
6.75% 6/1/39	19,870	22,834
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,368
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,513
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	503
Series A:
5% 6/1/38 (FGIC Insured)	11,335	12,025
5% 6/1/45	16,425	17,078
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,088
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,800
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,937
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,725
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,514
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	638
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,704
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,145
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,618
6% 5/15/10 (FGIC Insured) (d)	1,000	1,068
6% 5/15/12 (FGIC Insured) (d)	3,500	3,861
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,824
5% 9/1/21 (AMBAC Insured)	2,805	3,018
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,656
(Disney Parking Proj.):
0% 3/1/10	2,000	1,779
0% 3/1/11	1,950	1,666
0% 3/1/12	2,180	1,782
0% 3/1/13	6,490	5,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,884
0% 3/1/18	3,000	1,844
0% 3/1/19	3,200	1,873
0% 3/1/20	1,000	557
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,153
5.375% 9/1/17 (FSA Insured)	1,095	1,209
5.375% 9/1/18 (FSA Insured)	1,155	1,268
5.375% 9/1/19 (FSA Insured)	1,210	1,327
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,883
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	291
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,256
5% 5/15/18 (MBIA Insured) (d)	1,410	1,500
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,082
5.25% 5/15/19 (FGIC Insured)	3,000	3,219
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,590
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,136
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,811
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,729
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,742
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,234
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,591
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	890
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	$ 1,100	$ 578
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	16,085
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,093
0% 8/1/25 (FGIC Insured)	2,800	1,268
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,760
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,793
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,973
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,059
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	803
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	694
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,610
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	618
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,169
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,463
12% 8/1/17 (FSA Insured)	1,000	1,697
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,755
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,097
5% 9/1/17 (AMBAC Insured)	2,735	3,012
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,993
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,079
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,091
5.5% 9/1/17 (FGIC Insured)	3,000	3,284
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,871
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,556
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,809
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,335
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,112
Orange County Sanitation District Ctfs. of Prtn. 5.25% 2/1/30 (FGIC Insured)	2,200	2,366
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,826
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,877
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,166
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,187
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,780
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,152
0% 8/1/21 (FGIC Insured)	1,000	550
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,225	2,225
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,210
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,964
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,665
5% 11/1/15 (MBIA Insured) (d)	5,850	6,177
5% 11/1/17 (MBIA Insured) (d)	3,355	3,528
5% 11/1/18 (MBIA Insured) (d)	2,740	2,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	$ 1,805	$ 1,850
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,778
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,983
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,141
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,034
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,196
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,309
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	657
0% 8/1/25 (FGIC Insured)	2,725	1,245
0% 8/1/26 (FGIC Insured)	1,365	596
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	797
0% 8/1/27 (FGIC Insured)	1,940	808
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,256
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,523
Sacramento County Sanitation District Fing. Auth. Rev.:
4.121% 12/1/35 (FGIC Insured) (b)(c)	10,000	10,024
5% 12/1/35 (AMBAC Insured)	3,900	4,157
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,605
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,098
Series R, 5% 8/15/33 (MBIA Insured)	5,625	5,945
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,174
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,451
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,675
5% 11/15/16 (AMBAC Insured)	2,000	2,187
5% 11/15/17 (AMBAC Insured)	2,000	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,175
5.25% 10/1/11	1,705	1,800
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,322
San Diego Unified School District:
(Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,758
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,691
Series F, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100) (e)	3,000	3,274
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,670
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,118
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,611
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,402
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,005
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,370
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,823
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,811
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,840
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,431
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,054
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,950
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,301
Series A:
0% 8/1/09 (FGIC Insured)	1,085	993
0% 8/1/10 (FGIC Insured)	1,085	957
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,912
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/12 (MBIA Insured)	$ 7,000	$ 5,835
0% 1/15/15 (MBIA Insured)	5,000	3,682
0% 1/15/20 (MBIA Insured)	3,765	2,217
0% 1/15/31 (MBIA Insured)	5,000	1,778
5.5% 1/15/28	1,060	1,067
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,364
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,063
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,533
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,045
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,053
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,436
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,886
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	1,000
0% 9/1/25 (FGIC Insured)	1,490	679
0% 9/1/26 (FGIC Insured)	1,500	652
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,448
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,919
5.75% 8/1/30 (FGIC Insured)	7,490	7,923
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,702
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,193
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	436
0% 5/1/28 (MBIA Insured)	3,340	1,344
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,164
(Multiple Projs.):
6.75% 7/1/10	1,400	1,522
6.75% 7/1/11	6,500	7,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	$ 1,000	$ 1,013
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,239
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,289
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,253
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,500
6% 6/1/22	1,100	1,215
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,295
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	632
0% 9/1/21 (FGIC Insured)	2,995	1,654
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,800	3,003
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,306
5.5% 5/15/24 (AMBAC Insured)	1,000	1,086
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,847
4.55% 12/1/09 (f)	21,213	21,501
Series 05B, 5% 5/15/33 (FSA Insured)	1,000	1,063
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,096
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,161
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,269
5% 5/15/17 (FSA Insured)	4,000	4,313
5.25% 5/15/16 (AMBAC Insured)	5,000	5,445
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,104
Series K, 5% 5/15/22 (b)	6,455	6,921
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	700
5.25% 1/1/13	8,500	8,504
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,269
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.: - continued
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	$ 1,380	$ 1,536
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,798
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	1,045
0% 8/1/31 (FGIC Insured)	2,715	943
0% 8/1/32 (FGIC Insured)	1,315	436
5.25% 8/1/16 (FGIC Insured)	1,000	1,092
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,296
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,154
		1,612,817
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,113
5.875% 7/1/35	1,875	2,017
		3,130
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 2.205% 7/1/21 (FGIC Insured) (c)	4,600	4,539
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (e)	2,810	3,213
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured) (b)	6,500	7,845
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	695	744
		16,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 570
5.25% 10/1/15	1,255	1,355
		1,925
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,569,800)	1,634,213
NET OTHER ASSETS - 1.1%	17,453
NET ASSETS - 100%	$ 1,651,666
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 10,000	$ (360)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,501,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.9%
Transportation	10.2%
Special Tax	9.3%
Escrowed/Pre-Refunded	8.7%
Education	7.5%
Health Care	6.8%
Water & Sewer	6.7%
Electric Utilities	5.1%
Others* (individually less than 5%)	10.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,569,800)		$ 1,634,213
Cash		33,264
Receivable for fund shares sold		1,095
Interest receivable		17,157
Prepaid expenses		6
Other receivables		99
Total assets		1,685,834

Liabilities
Payable for investments purchased Regular delivery	$ 1,166
Delayed delivery	29,007
Payable for fund shares redeemed	1,219
Distributions payable	1,614
Swap agreements, at value	360
Accrued management fee	501
Distribution fees payable	15
Other affiliated payables	241
Other payables and accrued expenses	45
Total liabilities		34,168

Net Assets		$ 1,651,666
Net Assets consist of:
Paid in capital		$ 1,584,758
Undistributed net investment income		521
Accumulated undistributed net realized gain (loss) on investments		2,334
Net unrealized appreciation (depreciation) on investments		64,053
Net Assets		$ 1,651,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,978 ÷ 1,045.69 shares)	$ 12.41

Maximum offering price per share (100/95.25 of $12.41)	$ 13.03
Class T: Net Asset Value and redemption price per share ($4,943 ÷ 397.54 shares)	$ 12.43

Maximum offering price per share (100/96.50 of $12.43)	$ 12.88
Class B: Net Asset Value and offering price per share ($5,263 ÷ 424.34 shares)A	$ 12.40

Class C: Net Asset Value and offering price per share ($9,836 ÷ 793.54 shares)A	$ 12.40

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,610,764 ÷ 129,922.42 shares)	$ 12.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,882 ÷ 634.71 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2007

Investment Income
Interest		$ 71,424

Expenses
Management fee	$ 5,872
Transfer agent fees	1,096
Distribution fees	176
Accounting fees and expenses	314
Custodian fees and expenses	25
Independent trustees' compensation	6
Registration fees	78
Audit	63
Legal	15
Miscellaneous	15
Total expenses before reductions	7,660
Expense reductions	(419)	7,241
Net investment income		64,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,708
Futures contracts	320
Total net realized gain (loss)		13,028
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,751)
Futures contracts	6
Swap agreements	(360)
Total change in net unrealized appreciation (depreciation)		(7,105)
Net gain (loss)		5,923
Net increase (decrease) in net assets resulting from operations		$ 70,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2007	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,183	$ 64,514
Net realized gain (loss)	13,028	14,409
Change in net unrealized appreciation (depreciation)	(7,105)	(18,534)
Net increase (decrease) in net assets resulting from operations	70,106	60,389
Distributions to shareholders from net investment income	(64,808)	(64,389)
Distributions to shareholders from net realized gain	(12,368)	(9,643)
Total distributions	(77,176)	(74,032)
Share transactions - net increase (decrease)	24,916	114,062
Redemption fees	8	17
Total increase (decrease) in net assets	17,854	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $521 and undistributed net investment income of $1,565, respectively)	$ 1,651,666	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.478	.490	.505	.521	.303
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.248	.212
Total from investment operations	.528	.465	.356	.769	.515
Distributions from net investment income	(.483)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.578)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	4.36%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64%	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64%	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62%	.62%	.65%	.65%	.65% A
Net investment income	3.88%	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.466	.477	.492	.508	.296
Net realized and unrealized gain (loss)	.048	(.027)	(.150)	.237	.241
Total from investment operations	.514	.450	.342	.745	.537
Distributions from net investment income	(.469)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.564)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	4.24%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.75%	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.75%	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72%	.73%	.76%	.76%	.76% A
Net investment income	3.77%	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.383	.394	.409	.426	.247
Net realized and unrealized gain (loss)	.049	(.026)	(.159)	.248	.210
Total from investment operations	.432	.368	.250	.674	.457
Distributions from net investment income	(.387)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.482)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	3.57%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41%	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.39%	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.11%	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2007	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.371	.382	.397	.411	.239
Net realized and unrealized gain (loss)	.061	(.035)	(.149)	.248	.200
Total from investment operations	.432	.347	.248	.659	.439
Distributions from net investment income	(.377)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.472)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	3.56%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.50%	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.48%	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.02%	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2007	2006	2005	2004 D	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Income from Investment Operations
Net investment income B	.499	.512	.527	.544	.546
Net realized and unrealized gain (loss)	.050	(.025)	(.149)	.247	.265
Total from investment operations	.549	.487	.378	.791	.811
Distributions from net investment income	(.504)	(.512)	(.523)	(.539)	(.541)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.070)
Total distributions	(.599)	(.587)	(.658)	(.711)	(.611)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Total Return A	4.55%	3.97%	3.11%	6.44%	6.64%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.47%	.48%	.47%
Net investment income	4.05%	4.10%	4.22%	4.29%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,611	$ 1,601	$ 1,506	$ 1,550	$ 1,683
Portfolio turnover rate	23%	19%	15%	18%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2007	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.493	.509	.529	.546	.316
Net realized and unrealized gain (loss)	.049	(.025)	(.151)	.254	.211
Total from investment operations	.542	.484	.378	.800	.527
Distributions from net investment income	(.497)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.095)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.592)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	4.48%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.53%	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.53%	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.50%	.46%	.47%	.49%	.49% A
Net investment income	3.99%	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	23%	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 63,232
Unrealized depreciation	(1,254)
Net unrealized appreciation (depreciation)	61,978
Undistributed ordinary income	38
Undistributed long-term capital gain	4,107

Cost for federal income tax purposes	$ 1,572,235

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Tax-exempt Income	64,808	64,389
Long-term Capital Gains	12,368	9,643
Total	$ 77,176	$ 74,032

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Operating Policies Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $357,820 and $365,360, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18	$ 2
Class T	0%	.25%	12	-
Class B	.65%	.25%	47	34
Class C	.75%	.25%	99	23
			$ 176	$ 59

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	4
Class B*	6
Class C*	3
$ 22

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.09
Class T	4.09
Class B	6.11
Class C	10.10
California Municipal Income	1,059.07
Institutional Class	6.13
	$ 1,096

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $25 and $292, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
California Municipal Income	99
$ 101

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended February 28,
	2007	2006
From net investment income
Class A	$ 473	$ 357
Class T	176	127
Class B	165	164
Class C	303	328
California Municipal Income	63,502	63,354
Institutional Class	189	59
Total	$ 64,808	$ 64,389
From net realized gain
Class A	$ 93	$ 60
Class T	35	23
Class B	41	32
Class C	75	62
California Municipal Income	12,083	9,454
Institutional Class	41	12
Total	$ 12,368	$ 9,643

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class A
Shares sold	487	494	$ 6,004	$ 6,170
Reinvestment of distributions	28	21	348	263
Shares redeemed	(354)	(200)	(4,369)	(2,491)
Net increase (decrease)	161	315	$ 1,983	$ 3,942
Class T
Shares sold	139	108	$ 1,696	$ 1,359
Reinvestment of distributions	14	11	178	142
Shares redeemed	(79)	(43)	(971)	(544)
Net increase (decrease)	74	76	$ 903	$ 957
Class B
Shares sold	35	114	$ 435	$ 1,426
Reinvestment of distributions	6	7	80	86
Shares redeemed	(52)	(75)	(644)	(941)
Net increase (decrease)	(11)	46	$ (129)	$ 571

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2007	2006	2007	2006
Class C
Shares sold	252	215	$ 3,089	$ 2,683
Reinvestment of distributions	20	21	246	262
Shares redeemed	(277)	(292)	(3,408)	(3,632)
Net increase (decrease)	(5)	(56)	$ (73)	$ (687)
California Municipal Income
Shares sold	22,440	22,396	$ 276,678	$ 279,941
Reinvestment of distributions	4,248	4,064	52,369	50,716
Shares redeemed	(25,430)	(17,827)	(312,547)	(222,480)
Net increase (decrease)	1,258	8,633	$ 16,500	$ 108,177
Institutional Class
Shares sold	671	145	$ 8,296	$ 1,818
Reinvestment of distributions	9	2	112	20
Shares redeemed	(217)	(59)	(2,676)	(736)
Net increase (decrease)	463	88	$ 5,732	$ 1,102

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of additional information (SAI) includes more information about the Trustees. To request a free copy, please call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate (2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Pagliocco also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	04/16/07	04/13/07	$0.033

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2007, $12,930,892, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 6.73% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-UANN-0407
1.790906.103

(Fidelity Investment logo)(registered trademark)

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Annual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Life of fund A
Fidelity California Short-Intermediate Tax-Free Bond Fund	3.54%	3.87%

A From October 25, 2005.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Short-Intermediate Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Short-Intermediate Tax-Free Bond Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post positive returns for the 12-month period ending February 28, 2007. Throughout roughly the first four months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates, returning them to a more "neutral level." But in mid-summer 2006, munis rebounded amid hopes that the Fed would pause its rate-hike campaign, which it did by holding rates steady throughout the remainder of the period. Demand increased substantially, as investors sought out munis for their attractive after-tax yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. But most investment-grade bonds rebounded strongly in February, fueled by a confluence of events including a plunge in global equity markets in the final days of the month, mounting problems in the U.S. subprime mortgage industry and remarks from former Fed Chairman Alan Greenspan suggesting the possibility of a coming recession. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.96%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 5.54%.

During the past year, California Short-Intermediate Tax-Free Bond Fund gained 3.54% and the Lehman Brothers California 1-7 Year (non AMT) Municipal Bond Index gained 3.58%. The overall California muni market performed a bit better than the national muni market average, helped by stronger investor demand and continued improvement in the creditworthiness of many municipal issuers across the state. The fund's performance relative to the index was helped by its larger stake in health care bonds, which were buoyed by investors' appetite for high-yielding securities. Our decision to maintain an overweighting compared to the index in longer-term bonds also worked in our favor, because they generally outpaced their shorter-term counterparts. To help me manage the fund's yield curve position, I occasionally invested in bonds issued in Puerto Rico, Guam and the Virgin Islands, which are free from taxes in all 50 states. Fidelity's research and trading capabilities proved beneficial as well, because they allowed us to invest in smaller new issuance deals or small pieces of bigger new issuance deals at what we felt were attractive prices. In many cases, those purchases performed well during the period. As for disappointments, we lost ground relative to the index by not owning more uninsured bonds, which outpaced the insured securities we tended to emphasize.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,017.50	$ 1.75
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.06	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.0	24.5
Escrowed/Pre-Refunded	20.3	15.6
Special Tax	17.0	18.4
Health Care	8.0	11.7
Synthetics	6.3	13.1
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	3.9	4.1
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	3.3	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 49.1%	AAA 46.5%
AA,A 38.3%	AA,A 34.7%
BBB 6.5%	BBB 4.0%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 1.0%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 14.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
California - 87.9%
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	$ 170,000	$ 178,155
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,723
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	166,041
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A, 5% 6/15/07 (AMBAC Insured)	90,000	90,372
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,045,770
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	101,552
5% 4/1/10	170,000	177,211
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,316
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	182,683
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	138,396
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	300,000	316,284
5% 2/1/12 (FGIC Insured)	100,000	106,519
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
(Wtr. Sys. Proj.):
Series Q, 6% 12/1/09	40,000	42,512
5.5% 12/1/08	90,000	93,021
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	82,394
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	58,888
5.5% 5/1/09 (MBIA Insured)	50,000	52,057
5.5% 5/1/12 (MBIA Insured)	45,000	49,010
6% 5/1/13 (MBIA Insured)	100,000	112,228
Series 2005 A, 5.5% 5/1/11	45,000	48,091
Series A:
5% 5/1/09 (MBIA Insured)	75,000	77,313
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,201,453
5.25% 5/1/09 (MBIA Insured)	255,000	264,175
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/10 (MBIA Insured)	$ 1,730,000	$ 1,819,095
5.25% 5/1/12 (FSA Insured)	590,000	635,696
5.25% 5/1/12 (MBIA Insured)	115,000	123,907
5.5% 5/1/10	200,000	210,740
5.5% 5/1/13 (AMBAC Insured)	390,000	427,616
6% 5/1/13	405,000	452,494
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	100,000	105,255
5.5% 12/1/13 (FSA Insured)	110,000	122,680
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	200,000	202,466
5% 1/1/09	400,000	410,840
5% 7/1/10 (MBIA Insured)	250,000	261,413
5% 7/1/11 (MBIA Insured)	745,000	787,897
5% 7/1/12 (MBIA Insured)	520,000	555,209
5.25% 7/1/12	1,215,000	1,308,810
5.25% 7/1/13	555,000	604,700
Series 2004 B, 3.5%, tender 7/1/08 (b)	1,525,000	1,525,930
Series A:
5% 7/1/09	665,000	685,981
5% 7/1/15	825,000	893,747
5% 7/1/15 (MBIA Insured)	1,845,000	2,004,925
5.25% 1/1/11	1,080,000	1,143,007
5.25% 7/1/12 (FGIC Insured)	215,000	232,140
5.25% 7/1/13 (MBIA Insured)	775,000	846,230
5.25% 7/1/14 (FGIC Insured)	1,715,000	1,890,993
California Edl. Facilities Auth. Rev. (College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,311,552
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	43,729
Series AT, 9.75% 2/1/09	10,000	11,120
0% 4/1/11	15,000	12,827
4.5% 2/1/09	135,000	137,438
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,638
4.75% 9/1/08	100,000	101,798
5% 10/1/07	125,000	126,043
5% 2/1/09	40,000	41,088
5% 3/1/09	150,000	154,257
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/09	$ 65,000	$ 66,845
5% 2/1/10	175,000	181,549
5% 2/1/10	115,000	119,303
5% 2/1/10	100,000	103,742
5% 3/1/10	65,000	67,501
5% 6/1/10	75,000	78,109
5% 2/1/11	1,000,000	1,048,690
5% 5/1/11	95,000	99,899
5% 6/1/11 (MBIA Insured)	60,000	63,392
5% 9/1/11	2,085,000	2,200,572
5% 2/1/12	255,000	269,856
5% 2/1/12	120,000	126,991
5% 2/1/12	60,000	63,496
5% 4/1/12	125,000	132,509
5% 10/1/12	2,000,000	2,130,820
5% 2/1/13	55,000	58,730
5% 2/1/13	125,000	133,478
5% 3/1/13	875,000	935,113
5% 6/1/13	1,000,000	1,071,200
5% 10/1/13	50,000	53,219
5.25% 10/1/09	60,000	62,425
5.25% 10/1/12	110,000	118,569
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	84,568
5.25% 10/1/13	185,000	201,476
5.25% 2/1/14 (FSA Insured)	270,000	295,437
5.25% 2/1/15	40,000	43,411
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	79,318
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,257
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,948
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,703
5.5% 6/1/10	70,000	73,962
5.5% 4/1/11	45,000	48,123
5.75% 10/1/08	105,000	108,581
5.75% 10/1/10	50,000	53,520
5.75% 10/1/10	100,000	107,040
5.75% 2/1/11 (FGIC Insured)	20,000	21,591
5.75% 10/1/11	170,000	184,904
5.75% 11/1/11	100,000	108,911
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	80,337
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 2/1/09	$ 185,000	$ 193,412
6% 9/1/09	110,000	116,124
6% 10/1/09 (FGIC Insured)	40,000	42,388
6.25% 9/1/09	85,000	90,233
6.25% 9/1/12	465,000	508,166
6.6% 2/1/09 (AMBAC Insured)	210,000	222,209
7% 2/1/09	35,000	37,231
7% 10/1/09	10,000	10,805
7.1% 3/1/08	10,000	10,346
10% 9/1/09	85,000	97,316
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	651,326
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	103,144
5% 11/15/14	50,000	53,520
(Kaiser Permanente Proj.) Series A, 5% 6/1/07 (Escrowed to Maturity) (c)	60,000	60,214
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (c)	135,000	142,884
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	20,000	21,965
Series A, 3.9%, tender 12/1/11 (b)	1,500,000	1,519,380
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	85,518
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (c)	2,030,000	2,170,029
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	131,314
5.25% 6/1/12	55,000	58,915
5.25% 6/1/14	70,000	76,413
5% 6/1/10	550,000	571,945
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,197
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	107,016
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	508,320
5.5% 6/1/14	100,000	110,706
5.5% 6/1/14 (MBIA Insured)	50,000	55,511
Series 2004 D, 5% 12/1/15 (MBIA Insured)	125,000	135,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series A, 5.25% 6/1/10 (AMBAC Insured)	$ 50,000	$ 52,561
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	140,578
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,978
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	219,180
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	83,422
5.25% 6/1/12 (AMBAC Insured)	50,000	53,806
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	270,626
Series A, 5.5% 6/1/14	155,000	170,091
Series B:
5.55% 6/1/10	100,000	105,968
5.55% 6/1/10 (MBIA Insured)	250,000	265,078
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	42,684
California State Univ. Rev. & Colleges:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,555
5% 11/1/10 (FSA Insured) (a)	1,005,000	1,046,597
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,305
California Statewide Cmnty. Dev. Auth. Wtr. and Wastewtr. Rev. (Pooled Fing. Prog.) Series 2004 A, 5% 10/1/13 (FSA Insured)	55,000	59,436
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,018,280
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,072,544
5% 7/1/10	1,195,000	1,232,893
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (b)	345,000	345,638
Series 2004 F, 2.3%, tender 5/1/07 (b)(c)	3,375,000	3,368,318
Series 2004 G, 2.3%, tender 5/1/07 (b)(c)	1,075,000	1,072,872
Series 2004 H, 2.625%, tender 5/1/08 (b)	2,000,000	1,965,220
Series D, 4.35%, tender 3/1/07 (b)	350,000	350,000
Series I, 3.45%, tender 5/1/11 (b)	1,000,000	985,870
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	449,802
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
4.3712% 4/1/36 (b)	$ 1,000,000	$ 1,004,800
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	330,000	353,031
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	72,034
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,165,763
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,716
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	75,031
5% 8/1/12 (FGIC Insured)	20,000	21,425
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	203,620
Series B, 4.5% 6/1/09 (MBIA Insured)	40,000	40,878
5% 6/1/10 (MBIA Insured) (a)	2,000,000	2,079,800
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	209,722
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured)	15,000	11,727
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	58,098
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	60,000	61,488
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	135,000	138,348
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (c)	230,000	235,704
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,544
5% 8/1/12 (FSA Insured)	55,000	58,639
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,800
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (c)	50,000	52,236
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (c)	45,000	45,756
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,497
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	$ 85,000	$ 91,141
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	105,860
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 5% 6/1/21	985,000	992,575
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	635,000	681,679
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	130,000	133,349
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (c)	150,000	153,864
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (c)	40,000	41,030
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	725,000	778,295
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	235,000	252,275
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	63,150
5.5% 6/1/19 (Pre-Refunded to 6/1/07 @ 100) (c)	75,000	75,352
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,900,000	2,092,204
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	121,821
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	45,000	49,863
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	193,912
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	280,000	310,260
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	830,000	913,963
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,101,160
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	502,765
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	55,932
Kern Cmnty. College District Gen. Oblig. Series A. 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	150,000	160,580
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	81,608
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	52,164
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	$ 100,000	$ 81,596
(Disney Parking Proj.) 0% 3/1/14	20,000	14,978
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,829
Second Series 1999 A, 6% 7/1/09	175,000	184,186
Series 2005 B, 5% 7/1/09	45,000	46,521
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (c)	100,000	101,838
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	111,542
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (c)	65,000	66,418
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,318
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	112,414
5% 10/1/14 (FSA Insured)	25,000	27,232
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,859
Series B, 5% 5/15/14 (MBIA Insured)	135,000	146,522
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	128,350
Series 2003 A Subseries A-1, 4.5% 7/1/07	75,000	75,245
Series A Subseries A-1: 5% 7/1/08	85,000	86,629
5% 7/1/12 (MBIA Insured)	25,000	26,755
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	150,000	164,573
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,655
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,266
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	63,632
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,155
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,708
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	$ 50,000	$ 52,302
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	26,933
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	85,232
Series A, 5% 7/1/13 (MBIA Insured)	25,000	26,977
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (c)	190,000	195,506
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	50,000	52,394
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,860
5.5% 7/1/13 (MBIA Insured)	40,000	43,730
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,381
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,303,950
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (c)	45,000	46,543
5% 8/1/10 (Escrowed to Maturity) (c)	60,000	62,825
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	61,086
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,693
Metropolitan Wtr. District Southern California Wtrwks. Rev.:
Series 1996 C, 6% 7/1/07	50,000	50,388
Series 2004 B, 5% 7/1/10	90,000	94,253
Series A:
5% 7/1/13	35,000	37,850
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (c)	140,000	143,065
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	73,717
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	289,486
Series B, 5% 7/1/11	110,000	116,560
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	65,000	69,432
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,304
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	121,001
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	48,578
Municipal Bonds - continued
	Principal Amount	Value
California - continued
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	$ 60,000	$ 65,457
5% 8/1/16 (MBIA Insured)	35,000	38,313
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,753
5.85% 7/1/10 (AMBAC Insured)	25,000	26,761
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	63,022
Norwalk-Mirada Unified School District 5% 8/1/23 (Pre-Refunded to 8/1/13 @ 100) (c)	40,000	43,296
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	77,198
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	52,046
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	64,121
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	215,000	218,937
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,423
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	148,422
6% 2/15/08	105,000	107,366
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	158,784
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	89,532
Orchard School District Gen. Oblig. Series A, 0% 2/1/16 (FGIC Insured)	50,000	35,047
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,464
Oxnard Union High School District Gen. Oblig. Series D, 7.5% 8/1/07 (Escrowed to Maturity) (c)	140,000	142,254
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15 (FSA Insured)	25,000	27,442
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	53,381
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	53,021
5% 11/1/10 (FGIC Insured)	35,000	36,810
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (c)	50,000	51,472
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	$ 120,000	$ 122,938
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	52,896
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,457
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @ 102) (c)	50,000	51,453
5% 8/1/11 (FSA Insured)	100,000	106,072
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,956
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,652
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,483
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	85,000	91,081
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,297
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,872
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	100,000	107,687
5% 12/1/14 (FGIC Insured)	40,000	43,498
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	149,657
Sacramento Muni. Util. District Elec. Rev. Series R, 5% 8/15/14 (MBIA Insured)	25,000	27,285
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	271,125
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	76,358
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,516
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,488
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	135,000	143,197
5% 8/1/12 (MBIA Insured)	890,000	953,395
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	81,050
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (c)	50,000	51,764
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.:
5.5% 7/1/07	$ 75,000	$ 75,470
5.5% 7/1/07 (Escrowed to Maturity) (c)	125,000	125,804
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,547
5.125% 10/1/07 (MBIA Insured)	80,000	80,733
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	58,455
San Francisco City & County Gen. Oblig. Series 1, 5.75% 6/15/07 (FGIC Insured)	20,000	20,126
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	214,626
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	40,000	41,866
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,781
San Juan Unified School District Series 1998 B, 0% 8/1/15 (MBIA Insured)	25,000	18,099
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	45,000	50,676
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	75,000	81,633
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	269,534
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,591
Santa Margarita/Dana Point Auth. Rev.:
(Impt. District 3&3A,4&4A Proj.) Series B, 7.25% 8/1/08 (MBIA Insured)	1,000,000	1,050,950
Series B, 7.25% 8/1/11 (MBIA Insured)	1,425,000	1,635,088
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,330
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,002
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	174,738
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,957
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/12	$ 30,000	$ 33,933
6.75% 7/1/13	55,000	63,704
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	222,284
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	58,862
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,592
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	49,154
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,873
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	54,422
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	63,392
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,887
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,091
Series A:
5% 5/15/10 (AMBAC Insured)	70,000	73,187
5% 5/15/12 (AMBAC Insured)	80,000	85,494
Series K, 5% 5/15/09 (a)	1,000,000	1,026,610
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,818
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (b)	1,000,000	998,800
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	165,000	171,255
Westside Union School District Gen. Oblig. Series C, 6% 8/1/13 (AMBAC Insured)	50,000	57,085
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	30,334
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,623
		89,712,930
Municipal Bonds - continued
	Principal Amount	Value
Guam - 1.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	$ 1,000,000	$ 1,028,130
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	263,164
		1,291,294
Puerto Rico - 5.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	359,073
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (b)	265,000	267,536
Series B:
5.5% 7/1/11 (FGIC Insured)	250,000	268,843
5.75% 7/1/07 (MBIA Insured)	100,000	100,709
5.25% 7/1/09 (FGIC Insured)	1,935,000	2,006,730
5.25% 7/1/10 (FGIC Insured)	45,000	47,346
5.75% 7/1/08 (MBIA Insured)	200,000	205,754
6.5% 7/1/12 (MBIA Insured)	75,000	85,445
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	62,488
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (c)	75,000	76,611
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	115,000	117,470
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25% 7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (c)	40,000	40,812
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,056,020
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5% 8/1/07 (FSA Insured)	65,000	65,518
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	512,625
		5,272,980
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	353,833
4% 10/1/10 (FGIC Insured)	580,000	588,671
		942,504
TOTAL MUNICIPAL BONDS (Cost $96,735,496)		97,219,708
Municipal Notes - 6.3%
	Principal Amount	Value
California - 6.3%
California Gen. Oblig. Participating VRDN:
Putters 1460, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 4,480,000	$ 4,479,977
Series Putters 1467, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000,000	2,000,000
TOTAL MUNICIPAL NOTES (Cost $6,479,993)		6,479,977
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $103,215,489)		103,699,685
NET OTHER ASSETS - (1.6)%		(1,650,960)
NET ASSETS - 100%		$ 102,048,725
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.0%
Escrowed/Pre-Refunded	20.3%
Special Tax	17.0%
Health Care	8.0%
Synthetics	6.3%
Electric Utilities	6.0%
Water & Sewer	5.1%
Others* (individually less than 5%)	10.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $103,215,489)		$ 103,699,685
Cash		1,345,348
Receivable for fund shares sold		263,042
Interest receivable		1,115,155
Prepaid expenses		320
Receivable from investment adviser for expense reductions		19,409
Other receivables		14,368
Total assets		106,457,327

Liabilities
Payable for investments purchased Regular delivery	$ 21,649
Delayed delivery	4,137,101
Payable for fund shares redeemed	113,785
Distributions payable	50,300
Accrued management fee	30,512
Other affiliated payables	13,821
Other payables and accrued expenses	41,434
Total liabilities		4,408,602

Net Assets		$ 102,048,725
Net Assets consist of:
Paid in capital		$ 101,557,897
Distributions in excess of net investment income		(279)
Accumulated undistributed net realized gain (loss) on investments		6,911
Net unrealized appreciation (depreciation) on investments		484,196
Net Assets, for 10,125,900 shares outstanding		$ 102,048,725
Net Asset Value, offering price and redemption price per share ($102,048,725 ÷ 10,125,900 shares)		$ 10.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2007

Investment Income
Interest		$ 2,920,642

Expenses
Management fee	$ 305,519
Transfer agent fees	50,364
Accounting fees and expenses	20,831
Custodian fees and expenses	3,727
Independent trustees' compensation	275
Registration fees	34,511
Audit	48,540
Legal	3,160
Miscellaneous	542
Total expenses before reductions	467,469
Expense reductions	(249,588)	217,881
Net investment income		2,702,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,479
Futures contracts	1,906
Total net realized gain (loss)		16,385
Change in net unrealized appreciation (depreciation) on investment securities		329,732
Net gain (loss)		346,117
Net increase (decrease) in net assets resulting from operations		$ 3,048,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2007	For the period October 25, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,702,761	$ 326,717
Net realized gain (loss)	16,385	254
Change in net unrealized appreciation (depreciation)	329,732	154,464
Net increase (decrease) in net assets resulting from operations	3,048,878	481,435
Distributions to shareholders from net investment income	(2,703,303)	(326,704)
Distributions to shareholders from net realized gain	(9,474)	-
Total distributions	(2,712,777)	(326,704)
Share transactions Proceeds from sales of shares	73,138,565	55,575,321
Reinvestment of distributions	2,126,583	303,147
Cost of shares redeemed	(27,940,353)	(1,647,383)
Net increase (decrease) in net assets resulting from share transactions	47,324,795	54,231,085
Redemption fees	1,259	754
Total increase (decrease) in net assets	47,662,155	54,386,570

Net Assets
Beginning of period	54,386,570	-
End of period (including distributions in excess of net investment income of $279 and undistributed net investment income of $13, respectively)	$ 102,048,725	$ 54,386,570
Other Information Shares
Sold	7,291,544	5,541,751
Issued in reinvestment of distributions	211,757	30,164
Redeemed	(2,785,482)	(163,834)
Net increase (decrease)	4,717,819	5,408,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.328	.105
Net realized and unrealized gain (loss)	.021	.059
Total from investment operations	.349	.164
Distributions from net investment income	(.328)	(.104)
Distributions from net realized gain	(.001)	-
Total distributions	(.329)	(.104)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.08	$ 10.06
Total Return B, C	3.54%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.57%	.94% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.26%	.23% A
Net investment income	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,049	$ 54,387
Portfolio turnover rate	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 535,193
Unrealized depreciation	(50,983)
Net unrealized appreciation (depreciation)	484,210
Undistributed ordinary income	1,401
Undistributed long-term capital gain	3,713

Cost for federal income tax purposes	$ 103,215,475

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Tax-exempt Income	$ 2,703,303	$ 326,704
Ordinary Income	9,474	-
Total	$ 2,712,777	$ 326,704

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $66,871,689 and $11,445,664, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting,

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $179,311.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent, and accounting expenses by $3,727 and $49,438 and $17,112, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short-Intermediate Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short-Intermediate Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Short-Intermediate Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2005

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of California Short-Intermediate Tax-Free Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of California Short-Intermediate Tax-Free Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of California Short-Intermediate Tax-Free Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-
present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of California Short-Intermediate Tax-Free Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-
present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jamie Pagliocco (42)

Year of Election or Appointment: 2006

Vice President of California Short-Intermediate Tax-Free Bond. Mr. Pagliocco also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Pagliocco worked as a municipal bond trader, assistant fixed income head trader, and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of California Short-Intermediate Tax-Free Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-
present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of California Short-Intermediate Tax-Free Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Short-Intermediate Tax-Free Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of California Short-Intermediate Tax-Free Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-
2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of California Short-Intermediate Tax-Free Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short-Intermediate Tax-Free Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2007, $3,713, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Services Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CSI-UANN-0407
1.817076.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2007, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity California Municipal Income Fund	$52,000	$49,000
Fidelity California Short-Intermediate Tax-Free Bond Fund	$43,000	$32,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$12,500,000
A	Aggregate amounts may reflect rounding.
B	Fidelity California Short-Intermediate Tax-Free Bond Fund commenced operations on October 25, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity California Municipal Income Fund	$0	$0
Fidelity California Short-Intermediate Tax-Free Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity California Short-Intermediate Tax-Free Bond Fund commenced operations on October 25, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A, B
Fidelity California Municipal Income Fund	$2,900	$2,700
Fidelity California Short-Intermediate Tax-Free Bond Fund	$2,900	$2,500
A	Aggregate amounts may reflect rounding.
B	Fidelity California Short-Intermediate Tax-Free Bond Fund commenced operations on October 25, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity California Municipal Income Fund	$2,000	$2,800
Fidelity California Short-Intermediate Tax-Free Bond Fund	$1,100	$500
A	Aggregate amounts may reflect rounding.
B	Fidelity California Short-Intermediate Tax-Free Bond Fund commenced operations on October 25, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$125,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate fees billed by PwC of $1,265,000A and $1,175,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$135,000	$175,000
Non-Covered Services	$1,130,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007